Debt - Revolving Facilities - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Nov. 18, 2019 USD ($)	Dec. 31, 2018 CAD ($)
Disclosure of detailed information about borrowings [line items]
Debt-to-capitalization ratio, maximum		0.6	0.6
Letter of credit aggregate amount	$ 1,100,000,000
Derecognition of financing fees	26,000,000
Borrowings			$ 4,162,000,000		$ 5,181,000,000
Top of range
Disclosure of detailed information about borrowings [line items]
Debt-to-capitalization ratio, actual		0.15	0.15
Debt-to-capitalization ratio, maximum		0.6	0.6
Limited Recourse Project Financing Facility
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities				$ 2,500,000,000
Maximum borrowing capacity				$ 2,500,000,000
Revolving Credit Facility Due November 2024
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities		$ 4,000,000,000
Revolving Credit Facility Due November 2021
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity		$ 600,000,000
Letter Of Credit
Disclosure of detailed information about borrowings [line items]
Derecognition of financing fees	$ 6,000,000
Uncommitted credit facilities
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity			$ 1,900,000,000
Outstanding letters of credit			1,600,000,000
Stand alone credit facility
Disclosure of detailed information about borrowings [line items]
Outstanding letters of credit			453,000,000
Surety Bond
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 450,000,000